RELATED PARTIES	9 Months Ended	12 Months Ended
	Sep. 30, 2022	Dec. 31, 2021
Related Party Transactions [Abstract]
RELATED PARTIES

NOTE 10 - RELATED PARTIES

The Company paid cash compensation during the three and nine months ended September 30, 2021 of $3,584 and $43,898, respectively, to the Chief Executive Officer through a separate operating company with which the Chief Executive Officer is affiliated. There were no such payments in the three and nine months ended September 30, 2022. In July 2022, the Chief Executive Officer and a Board member transferred 46,062 shares of registered common stock to GYBL to settle $0.8 million of Company obligations related to the GEM Agreement (Note 2). In October 2022, 46,062 shares of unregistered and restricted common stock were subsequently issued by the Company to the related parties as reimbursement.

NOTE 11 - RELATED PARTIES

The Company paid cash compensation during the year ended December 31, 2021 and 2020 of $30,909 and $129,890, respectively, to the Chief Executive Officer through a separate operating company with which the Chief Executive Officer is affiliated. As of December 31, 2021 and 2020, the Company owed $0 and $12,989, respectively, in accounts payable to the separate operating company.

The Company issued a series of convertible notes to the Chairman of the Board as described in Note 7, which totaled $2.5 million as of December 31, 2020. All outstanding notes and accrued interest converted into common stock upon the closing of the Business Combination on June 30, 2021.

As of December 31, 2021 and 2020, the Company had promissory notes outstanding which totaled $0 and $100,000, respectively, to three members of the board of directors, including the Chief Executive Officer and Chairman of the Board, as described in Note 7.